III. FINANCIAL RISK MANAGEMENT - Financial Instruments and Classification Within the Fair Value Hierarchy (Details) - USD ($) $ in Thousands	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Assets
Cash and cash equivalents	$ 572,647		$ 675,256		$ 1,637,821
Other investments - current	2,306,760		2,372,999
Derivative financial instruments	1,875		7,484
Other investments - non-current	758,085		1,005,300
Current trade receivables	1,920,840		1,907,507
Other receivables	443,273		435,973
Liabilities
Borrowings C and NC	305,722		437,398		583,437
Other liabilities C and NC	687,795		887,526
Trade payables	872,913		880,261
Lease Liabilities C and NC	143,249		144,926		134,433
Derivative financial instruments	14,330		8,300
Derivative liabilities [member]
Liabilities
Derivative financial instruments	14,330		8,300
Other liabilities [member]
Liabilities
Other liabilities C and NC	65,115	[1]	275,249	[2]
Other liabilities (non-financial) [member]
Liabilities
Other liabilities C and NC	622,680		612,277
Derivatives [member]
Assets
Derivative financial instruments	1,875		7,484
Other receivables [member]
Assets
Other receivables	190,124		191,058
Other receivables (non-Financial) [member]
Assets
Other receivables	253,149		244,915
Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member]
Assets
Other investments - current	827,476		722,328
Other investments - non-current	95,090		140,292
Bonds and other fixed income [member]
Assets
Other investments - current	1,069,393		1,273,673
Other investments - non-current	655,867		857,959
Other investments [member]
Assets
Other investments - non-current	7,128		7,049
Mutual Fund [member]
Assets
Other investments - current	409,891		376,998
Level 1 of fair value hierarchy [member]
Assets
Cash and cash equivalents	258,919		355,044
Other investments - current	1,479,284		1,650,671
Other investments - non-current	655,867		857,959
Current trade receivables
Other receivables
Total	2,394,070		2,863,674
Liabilities
Borrowings C and NC
Other liabilities C and NC
Trade payables
Lease Liabilities C and NC
Total
Level 1 of fair value hierarchy [member] | Derivative liabilities [member]
Liabilities
Derivative financial instruments
Level 1 of fair value hierarchy [member] | Other liabilities [member]
Liabilities
Other liabilities C and NC		[1]		[2]
Level 1 of fair value hierarchy [member] | Other liabilities (non-financial) [member]
Liabilities
Other liabilities C and NC
Level 1 of fair value hierarchy [member] | Derivatives [member]
Assets
Derivative financial instruments
Level 1 of fair value hierarchy [member] | Other receivables [member]
Assets
Other receivables
Level 1 of fair value hierarchy [member] | Other receivables (non-Financial) [member]
Assets
Other receivables
Level 1 of fair value hierarchy [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member]
Assets
Other investments - current
Other investments - non-current
Level 1 of fair value hierarchy [member] | Bonds and other fixed income [member]
Assets
Other investments - current	1,069,393		1,273,673
Other investments - non-current	655,867		857,959
Level 1 of fair value hierarchy [member] | Other investments [member]
Assets
Other investments - non-current
Level 1 of fair value hierarchy [member] | Mutual Fund [member]
Assets
Other investments - current	409,891		376,998
Level 2 of fair value hierarchy [member]
Assets
Cash and cash equivalents
Other investments - current
Other investments - non-current
Current trade receivables
Other receivables
Total	1,875		7,484
Liabilities
Borrowings C and NC
Other liabilities C and NC
Trade payables
Lease Liabilities C and NC
Total	14,329		8,300
Level 2 of fair value hierarchy [member] | Derivative liabilities [member]
Liabilities
Derivative financial instruments	14,329		8,300
Level 2 of fair value hierarchy [member] | Other liabilities [member]
Liabilities
Other liabilities C and NC		[1]		[2]
Level 2 of fair value hierarchy [member] | Other liabilities (non-financial) [member]
Liabilities
Other liabilities C and NC
Level 2 of fair value hierarchy [member] | Derivatives [member]
Assets
Derivative financial instruments	1,875		7,484
Level 2 of fair value hierarchy [member] | Other receivables [member]
Assets
Other receivables
Level 2 of fair value hierarchy [member] | Other receivables (non-Financial) [member]
Assets
Other receivables
Level 2 of fair value hierarchy [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member]
Assets
Other investments - current
Other investments - non-current
Level 2 of fair value hierarchy [member] | Bonds and other fixed income [member]
Assets
Other investments - current
Other investments - non-current
Level 2 of fair value hierarchy [member] | Other investments [member]
Assets
Other investments - non-current
Level 2 of fair value hierarchy [member] | Mutual Fund [member]
Assets
Other investments - current
Level 3 of fair value hierarchy [member]
Assets
Cash and cash equivalents
Other investments - current
Other investments - non-current	7,128		7,049
Current trade receivables
Other receivables
Total	7,128		7,049		7,411
Liabilities
Borrowings C and NC
Other liabilities C and NC	58,888		243,264
Trade payables
Lease Liabilities C and NC
Derivative financial instruments
Total	58,888		243,264		$ 86,240
Level 3 of fair value hierarchy [member] | Derivative liabilities [member]
Liabilities
Derivative financial instruments
Level 3 of fair value hierarchy [member] | Other liabilities [member]
Liabilities
Other liabilities C and NC	58,888	[1]	243,264	[2]
Level 3 of fair value hierarchy [member] | Other liabilities (non-financial) [member]
Liabilities
Other liabilities C and NC
Level 3 of fair value hierarchy [member] | Derivatives [member]
Assets
Derivative financial instruments
Level 3 of fair value hierarchy [member] | Other receivables [member]
Assets
Other receivables
Level 3 of fair value hierarchy [member] | Other receivables (non-Financial) [member]
Assets
Other receivables
Level 3 of fair value hierarchy [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member]
Assets
Other investments - current
Other investments - non-current
Level 3 of fair value hierarchy [member] | Bonds and other fixed income [member]
Assets
Other investments - current
Other investments - non-current
Level 3 of fair value hierarchy [member] | Other investments [member]
Assets
Other investments - non-current	7,128		7,049
Level 3 of fair value hierarchy [member] | Mutual Fund [member]
Assets
Other investments - current
Financial assets at amortised cost, category [member]
Assets
Cash and cash equivalents	313,728		320,212
Other investments - current	827,476		722,328
Other investments - non-current	95,090		140,292
Current trade receivables	1,920,840		1,907,507
Other receivables	190,124		191,058
Total	3,347,258		3,281,397
Liabilities
Borrowings C and NC	305,722		437,398
Other liabilities C and NC	6,227		31,985
Trade payables	872,913		880,261
Lease Liabilities C and NC	143,249		144,926
Total	1,328,111		1,494,570
Financial assets at amortised cost, category [member] | Derivative liabilities [member]
Liabilities
Derivative financial instruments
Financial assets at amortised cost, category [member] | Other liabilities [member]
Liabilities
Other liabilities C and NC	6,227	[1]	31,985	[2]
Financial assets at amortised cost, category [member] | Other liabilities (non-financial) [member]
Liabilities
Other liabilities C and NC
Financial assets at amortised cost, category [member] | Derivatives [member]
Assets
Derivative financial instruments
Financial assets at amortised cost, category [member] | Other receivables [member]
Assets
Other receivables	190,124		191,058
Financial assets at amortised cost, category [member] | Other receivables (non-Financial) [member]
Assets
Other receivables
Financial assets at amortised cost, category [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member]
Assets
Other investments - current	827,476		722,328
Other investments - non-current	95,090		140,292
Financial assets at amortised cost, category [member] | Bonds and other fixed income [member]
Assets
Other investments - current
Other investments - non-current
Financial assets at amortised cost, category [member] | Other investments [member]
Assets
Other investments - non-current
Financial assets at amortised cost, category [member] | Mutual Fund [member]
Assets
Other investments - current
Financial assets at fair value through other comprehensive income, category [member]
Assets
Cash and cash equivalents
Other investments - current	1,069,252		1,273,673
Other investments - non-current	621,387		857,959
Current trade receivables
Other receivables
Total	1,690,974		2,131,632
Liabilities
Borrowings C and NC
Other liabilities C and NC
Trade payables
Lease Liabilities C and NC
Total	6,327
Financial assets at fair value through other comprehensive income, category [member] | Derivative liabilities [member]
Liabilities
Derivative financial instruments
Financial assets at fair value through other comprehensive income, category [member] | Other liabilities [member]
Liabilities
Other liabilities C and NC		[1]		[2]
Financial assets at fair value through other comprehensive income, category [member] | Other liabilities (non-financial) [member]
Liabilities
Other liabilities C and NC
Financial assets at fair value through other comprehensive income, category [member] | Derivatives [member]
Assets
Derivative financial instruments	335
Financial assets at fair value through other comprehensive income, category [member] | Other receivables [member]
Assets
Other receivables
Financial assets at fair value through other comprehensive income, category [member] | Other receivables (non-Financial) [member]
Assets
Other receivables
Financial assets at fair value through other comprehensive income, category [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member]
Assets
Other investments - current
Other investments - non-current
Financial assets at fair value through other comprehensive income, category [member] | Bonds and other fixed income [member]
Assets
Other investments - current	1,069,252		1,273,673
Other investments - non-current	621,387		857,959
Financial assets at fair value through other comprehensive income, category [member] | Other investments [member]
Assets
Other investments - non-current
Financial assets at fair value through other comprehensive income, category [member] | Mutual Fund [member]
Assets
Other investments - current
Financial assets at fair value through other comprehensive income, category [member] | Level 2 of fair value hierarchy [member] | Derivative liabilities [member]
Liabilities
Derivative financial instruments	6,327
Financial assets at fair value through profit or loss, category [member]
Assets
Cash and cash equivalents	258,919		355,044
Other investments - current	410,032		376,998
Other investments - non-current	41,608		7,049
Current trade receivables
Other receivables
Total	712,099		746,575
Liabilities
Borrowings C and NC
Other liabilities C and NC	58,888		243,264
Trade payables
Lease Liabilities C and NC
Total	66,890		251,564
Financial assets at fair value through profit or loss, category [member] | Derivative liabilities [member]
Liabilities
Derivative financial instruments	8,002		8,300
Financial assets at fair value through profit or loss, category [member] | Other liabilities [member]
Liabilities
Other liabilities C and NC	58,888	[1]	243,264	[2]
Financial assets at fair value through profit or loss, category [member] | Other liabilities (non-financial) [member]
Liabilities
Other liabilities C and NC
Financial assets at fair value through profit or loss, category [member] | Derivatives [member]
Assets
Derivative financial instruments	1,540		7,484
Financial assets at fair value through profit or loss, category [member] | Other receivables [member]
Assets
Other receivables
Financial assets at fair value through profit or loss, category [member] | Other receivables (non-Financial) [member]
Assets
Other receivables
Financial assets at fair value through profit or loss, category [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member]
Assets
Other investments - current
Other investments - non-current
Financial assets at fair value through profit or loss, category [member] | Bonds and other fixed income [member]
Assets
Other investments - current
Other investments - non-current
Financial assets at fair value through profit or loss, category [member] | Other investments [member]
Assets
Other investments - non-current	7,128		7,049
Financial assets at fair value through profit or loss, category [member] | Mutual Fund [member]
Assets
Other investments - current	409,891		$ 376,998
Financial assets at fair value through profit or loss, category [member] | Level 1 of fair value hierarchy [member] | Bonds and other fixed income [member]
Assets
Other investments - non-current	34,480
Financial assets at fair value through profit or loss, category [member] | Level 1 of fair value hierarchy [member] | Non - U.S. government securities [member]
Assets
Other investments - current	$ 141

[1]	Includes liability related to share buyback program. See note 35 to these Consolidated Financial Statements.
[2]	Includes liability related to share buyback program. See note 35 to these Consolidated Financial Statements.